Employee Purchased Shares (Detail) - $ / shares shares in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Employee Stock Purchase Plan [Line Items]
Shares purchased	16	18	20
Average price per share	$ 39.87	$ 33.60	$ 26.81